ROU Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
ROU Assets And Lease Liabilities [Abstract]
Schedule of operating and finance leases of assets and liabilities
	June 30,	January 1,	December 31,
	2021	2021	2020
Operating leases:
Right-of-use assets	$3,360	$3,481	$–
Lease liability, current	477	469	–
Lease liability, non-current	2,929	3,012	–
Finance leases:
Right-of-use assets	1,115	897	–
Lease liability, current	368	265	–
Lease liability, non-current	612	632	–

Schedule of other information related to leases
	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Other information:
Operating lease cost	$216	$395

As of June 30, 2021
Operating cash flows from operating leases	$348
Weighted-average remaining lease term – operating leases (in months)	91.8
Weighted-average discount rate – operating leases	9.2%

Schedule of annual minimum lease payments of our operating lease liabilities
For The Years Ending December 31,
2021 (excluding the six months ended June 30, 2021)	$427
2022	673
2023	633
2024	597
2025	613
Thereafter	1,891
Total future minimum lease payments, undiscounted	4,834
Less: imputed interest	(1,428)
Present value of future minimum lease payments	$3,406